Income Taxes (Details) - Schedule of Company’s Statutory Income Tax Rate to the Company’s Effective Income Tax Rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company Statutory Income Tax Rate to the Company Effective Income Tax Rate [Abstract]
Income at U.S. statutory rate	21.00%	21.00%			21.00%	21.00%
State taxes, net of federal benefit					0.00%	0.00%
Transaction costs					0.00%	32.69%
Change in valuation allowance					2.98%	14.41%
Effective income tax rate	7.74%	40.17%	16.88%	57.22%	23.96%	68.10%